Condensed Consolidated Balance Sheets (Current Period Unaudited) (Parentheticals) - Scenario, Unspecified [Domain] - USD ($)	Mar. 31, 2015	Dec. 31, 2014
Debt Discount (in Dollars)	$ 18,195,280	$ 18,400,297
Preferred stock, par value (in Dollars per share)	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value (in Dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized	200,000,000	200,000,000
Common stock, shares issued	95,450,047	95,054,552
Common stock, shares outstanding	95,450,047	95,054,552